Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Exit costs, environ-mental and other similar items	$ 45,322	$ 45,403	$ 53,928
Deferred employee benefit items	32,600	93,039	74,577
Other items (each less than 5 percent of total assets)	53,727	73,388	83,192
Total deferred tax assets	131,649	211,830	211,697
Deferred tax liabilities:
Depreciation and amortization	214,696	202,891	192,035
Current:
Federal	229,997	207,791	204,284
Foreign	42,543	51,264	50,272
State and local	33,082	27,642	28,219
Total current	305,622	286,697	282,775
Deferred:
Federal	30,384	8,692	20,713
Foreign	(9,041)	(16,964)	(3,922)
State and local	6,432	(2,150)	122
Total deferred	27,775	(10,422)	16,913
Total provisions for income taxes	$ 333,397	$ 276,275	$ 299,688